Debt Issued (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	$ 1,661,016	$ 889,135
Short-term Bonds [Member]
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	698,435	634,952
Current Bonds [Member]
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	962,581	254,183
Subordinated Bonds [Member]
Debt Issued (Details) [Line Items]
Proceeds from bond issuances	$ 0	$ 0